Provisions	12 Months Ended
Mar. 31, 2021
Provisions [abstract]
Provisions	Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of March 31, 2019	¥46,775	¥49,681	¥295,243	¥30,785	¥422,484
Adoption of IFRS 16	—	(129)	—	(10,070)	(10,199)
As of April 1, 2019	¥46,775	¥49,552	¥295,243	¥20,715	¥412,285
Increases	24,238	59,484	771,233	27,114	882,069
Decreases (utilized)	(18,911)	(59,414)	(738,242)	(11,705)	(828,272)
Decreases (reversed)	(1,965)	(1,360)	(4,940)	(486)	(8,751)
Deconsolidation	—	—	—	(40)	(40)
Foreign currency translation differences	(426)	(3,215)	(7,004)	(3,796)	(14,441)
As of March 31, 2020	¥49,711	¥45,047	¥316,290	¥31,802	¥442,850
Increases	26,189	47,446	822,479	17,898	914,012
Decreases (utilized)	(3,182)	(46,732)	(752,165)	(16,019)	(818,098)
Decreases (reversed)	(996)	(13,658)	(18,812)	(7,827)	(41,293)
Reclassification to liabilities held for sale (Note 19)	—	—	(3,807)	(99)	(3,906)
Foreign currency translation differences	1,673	194	13,787	807	16,461
As of March 31, 2021	¥73,395	¥32,297	¥377,772	¥26,562	¥510,026
The current portion of the provision is 387,127 million JPY, 405,245 million JPY, and 471,278 million JPY as of April 1, 2019, March 31, 2020 and 2021, respectively. The non-current portion of the provision is 25,158 million JPY, 37,605 million JPY and 38,748 million JPY, as of April 1, 2019, March 31, 2020 and 2021, respectively.
Restructuring
Takeda has various restructuring efforts in place during the years ended March 31, 2019, 2020 and 2021, in connection with the following:
•Transform its R&D function – Takeda has led various restructuring efforts during the years ended March 31, 2019, 2020 and 2021, in connection with efforts to transform its R&D function and to improve the efficiency of its operations. These initiatives included consolidation of sites and functions and reduction in workforce.
•Integration of Shire - In the years ended March 31, 2019, 2020 and 2021, Takeda directed various restructuring efforts following the Shire acquisition. The integration of Shire includes initiatives to consolidate systems, sites, and functions, and to optimize the workforce.
•Acquired restructuring programs – Takeda acquired various restructuring programs in connection with the Shire Acquisition. These include Shire program related to completing the integration of Baxalta, Inc., which was acquired by Shire in June 2016. These programs were completed in the year ended March 31, 2020.
•Various other efforts to improve the efficiency of its operations and related facilities.
A restructuring provision is recorded when Takeda has developed a detailed formal plan for the restructuring. Takeda records the provision and associated expenses based on estimated costs associated with the plan. The ultimate cost and the timing of any payments under the plan will be impacted by the actual timing of the actions and the actions of employees impacted by the restructuring activities. The payments for non-current restructuring provision are expected to be made within approximately 3 years.
Restructuring expenses recorded for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Cash:
Severance	¥17,574	¥33,538	¥28,031
Consulting fees	19,040	18,086	5,704
Other	44,906	78,746	70,742
Total	¥81,520	¥130,370	¥104,477
Non-Cash:
Depreciation and impairment	¥1,442	¥50,670	¥11,398
Total	¥82,962	¥181,040	¥115,875
Other restructuring expenses for the fiscal years ended March 31, 2019, 2020 and 2021 includes personnel expenses of 20,754 million JPY, 28,140 million JPY, and 8,091 million JPY, respectively, and mainly related to retention bonus and salary of employees fully dedicated to restructuring programs. Other restructuring expenses for the fiscal year ended March 31, 2021 also includes expenses related to system optimization by the integration of Shire in digital transformation initiatives.
Rebates and Returns
Takeda has recognized a provision related mainly to sales rebates and returns for products and merchandises. The balances stated in the summary table above include provisions of 213,189 million JPY and 267,254 million JPY as of March 31, 2020 and 2021, respectively, for contractual and statutory rebates payable under Commercial healthcare provider contracts and U.S. State and Federal government health programs, such as U.S. Medicaid and U.S. Medicare as well as U.S. commercial managed care programs. These are expected to be paid out generally within one year. Return reserves are recorded primarily for credits expected to be issued to customers for certain expired product that will be returned. Sales rebates and sales returns reserves are reviewed and updated monthly or when there is a significant change in its amount.
Other
Other provisions are primarily related to asset retirement obligations, contract termination fees and onerous contracts.